UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA  91741
(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 914-7385

Date of fiscal year end:  August 31

Date of reporting period:  July 1, 2013 - June 30, 2014

Item 1. Proxy Voting Record.

There were no proxy voting records to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 Trust For Advised Portfolios

By  /s/ Christopher E. Kashmerick
      Christopher E. Kashmerick
      Principal Executive Officer

Date  August 4, 2014